Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 29,837	₨ 22,231	₨ 20,022
Provident fund [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	133,417	121,067
Present value of defined benefit obligation	(133,417)	(121,067)
Net shortfall	₨ 0	₨ 0